COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under All Non-cancelable Operating Leases With Initial Term In Excess of One Year) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases
2015	$ 2,455,000
2016	1,304,000
2017
2018
2019
Thereafter
Future minimum lease payments	3,759,000
Rent expense
Rent expense	1,800,000	2,400,000	6,300,000
Revenue recognized related to security agreements	0	0	0
Deferred revenue related to contracts covered by security agreements	11,700,000	10,200,000	9,800,000
Deferred costs related to contracts covered by security agreements	5,700,000	5,300,000	6,100,000
Letter of credit:
Outstanding letters of credit	17,100,000
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty	29,200,000
Intellectual Property
Claims made for valid enforceable IP	0
Uncertain Tax Positions
Gross unrecognized tax benefits	45,382,000	45,430,000	54,012,000	55,650,000
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	10,185,000	10,019,000	12,298,000
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 35,200,000